Federal Income Tax Status (Details) - Community Trust Bancorp, Inc. Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
Federal Income Tax Status [Abstract]
IRS opinion letter received	true
IRS opinion letter received, date	Jun. 30, 2020
Federal income tax status	Qualified Plan [Member]